Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK SOVEREIGN BOND FUND
Entity Central Index Key	0000045288
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000106442 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R6
Trading Symbol	JHBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R6/JHBSX) returned 6.02% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R6/JHBSX)	6.02%	0.59%	2.61%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153978 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R4
Trading Symbol	JBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R4/JBFRX) returned 5.68% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R4/JBFRX)	5.68%	0.33%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113488 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R2
Trading Symbol	JHRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R2/JHRBX) returned 5.50% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R2/JHRBX)	5.50%	0.09%	2.09%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153977 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class NAV) returned 5.95% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class NAV)	5.95%	0.58%	2.61%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001857 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class I
Trading Symbol	JHBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class I/JHBIX) returned 5.84% for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class I/JHBIX)	5.84%	0.46%	2.48%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001856 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class C
Trading Symbol	JHCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class C/JHCBX) returned 4.79% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class C/JHCBX)	3.79%	(0.52)%	1.47%
Bond Fund (Class C/JHCBX)—excluding sales charge	4.79%	(0.52)%	1.47%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001854 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class A
Trading Symbol	JHNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class A/JHNBX) returned 5.52% (excluding sales charges) for the year ended May 31, 2026. The U.S. bond market delivered positive total returns during the 12-month period. Much of the gain occurred before the start of the war in Iran in early March, reflecting confidence that moderate inflation would allow the U.S. Federal Reserve (Fed) to continue cutting interest rates. The conflict caused the market to give back some of its prior gains in the final three months of the period, however, as higher oil prices raised the prospect of reaccelerating inflation and less accommodative Fed policy. Credit-oriented market segments generally outperformed on the strength of their higher yields and investors’ hearty appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s allocation to this asset category made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution and was led by automotive, energy, utilities, and financial issues.
Other contributing categories | An allocation to high-yield bonds also helped results, followed by U.S. Treasuries, asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Certain holdings—including Ambipar Lux Sarl, asset-backed securities issued by CF Hippolyta Issuer LLC and specific U.S. Treasuries purchased at unfavorable entry points—finished with losses and had small, negative impacts on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class A/JHNBX)	1.28%	(0.64)%	1.77%
Bond Fund (Class A/JHNBX)—excluding sales charge	5.52%	0.18%	2.19%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 26,586,816,769
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 80,555,945
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,586,816,769
Total number of portfolio holdings	1,177
Total advisory fees paid (net)	$80,555,945
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.3%
U.S. Government Agency	32.3%
U.S. Government	12.4%
Asset-backed securities	6.0%
Collateralized mortgage obligations – Commercial and residential	5.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.4%
Foreign government obligations	0.2%
Preferred securities	0.2%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.